CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Chantilly National Golf & Country Club [Member] [Domain]	Dec. 31, 2013 Cherry Valley Country Club [Member]	Dec. 31, 2013 Oak Tree Country Club [Member]	Dec. 25, 2012 Hartefeld National Golf Club [Member]	Dec. 27, 2011 Long Island Clubs [Member]	Dec. 27, 2011 Canterwood [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
We recorded the following major categories of assets and liabilities, which are subject to change until our information is finalized, no later than twelve months from the acquisition date:

Depreciable land improvements, property and equipment	$5,171
Inventory	103
Other current liabilities	(25)
Other long-term liabilities	(180)
Long-term debt	(234)
Total	$4,835

We recorded the following major categories of assets and liabilities:

Depreciable land improvements, property and equipment	$5,976
Prepaid assets	121
Inventory	179
Long-term debt	(311)
Other liabilities	(408)
Total	$5,557

We recorded the following major categories of assets and liabilities:

Land, property and equipment	$12,108
Receivables, prepaid assets and other assets	662
Inventory	233
Current maturities of long-term debt	(468)
Long-term debt	(4,486)
Deferred tax liability	(722)
Membership initiation deposits and other liabilities	(2,099)
Total	$5,228

We recorded the following major categories of assets and liabilities in exchange for consideration of $3.6 million:

Land, depreciable land improvements, property and equipment	$3,999
Prepaid real estate taxes	31
Inventory	112
Deferred revenue and other liabilities	(572)
Total	$3,570

We recorded the following major categories of assets and liabilities in exchange for total consideration of $18.8 million:

Land, property and equipment	$20,223
Prepaid real estate taxes	487
Inventory	197
Deferred revenue and other liabilities	(2,131)
Total	$18,776

We recorded the following major categories of assets and liabilities in exchange for consideration of $4.0 million:

Land, property and equipment	$4,003
Inventory and other current assets	149
Deferred revenue and other liabilities	(171)
Total	$3,981

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Revenues and operating income associated with clubs acquired during the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, were as follows for each year.

	2013	2012	2011
Revenues	$34,751	$22,175	$10,079
Operating income (loss)	$538	$705	$(620)

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Summarized financial information for these clubs is as follows:

	2013	2012	2011
Revenues	$—	$3,759	$7,387
Operating expenses, excluding loss on disposals and impairments of assets	(10)	(3,658)	(7,152)
Gain (loss) on disposals and impairments of assets	1	(11,448)	(126)
Interest expense	—	(2,239)	(215)
Loss from discontinued club operations, before taxes	(9)	(13,586)	(106)
Income tax (expense) benefit	(3)	2,669	(152)
Net income (loss) from discontinued clubs	$(12)	$(10,917)	$(258)